Share Capital (Tables)	6 Months Ended
Oct. 31, 2025
Disclosure of classes of share capital [abstract]
Summary of Stock Option Awards

The following table summarizes stock option awards during the six months ended October 31, 2025 and the year ended April 30, 2024, including the grant date fair value determined using the Black-Scholes option pricing model:

				Black-Scholes Option Pricing Model Inputs
Grant date	Stock options granted	Exercisable price/option $	Awarded to	Share price on grant date $	Dividend yield	Expected volatility	Risk-free rate	Expected life	Fair value
8/3/2024	799,767	0.86	Officers and employees	0.86	0%	77%	3.68%	10 years	$0.7 million

(1)
Vesting conditions are as follows: one-fourth one year from hire date; one thirty-sixth each month after hire date.
(2)
Priced in U.S. dollars

Summary of Changes in Stock Option

The changes in the stock options for the six months ended October 31, 2025 and the year ended April 30, 2025 are as follows:

	Number of options #	Weighted average exercise price $	Weighted average life remaining (years)
Balance, April 30, 2024 (outstanding)	1,521,367	5.90	4.28
Granted	799,767	1.20	—
Expired	(159,021)	3.80	—
Forfeited	(234,188)	1.10	—
Balance, April 30, 2025 (outstanding)	1,927,925	5.69	4.45
Granted	—	—	—
Expired	(263,558)	7.65	—
Forfeited	—	—	—
Balance, October 31, 2025 (outstanding)	1,664,367	5.32	4.51
Unvested	(483,882)	1.29	9.03
Exercisable, October 31, 2025	1,180,485	6.98	2.87

Summary of Options Outstanding

Details of the options outstanding as of October 31, 2025 are as follows:

Expiry Date	Exercise price $	Remaining life (year)	Options outstanding	Unvested	Vested
January 6, 2026	20.30	0.18	134,000	-	134,000
January 2, 2026	6.89	0.17	5,650	-	5,650
January 7, 2027	7.94	1.19	235,000	-	235,000
January 13, 2027	8.30	1.20	16,000	-	16,000
May 15, 2027	5.79	1.54	64,000	-	64,000
February 19, 2027(2)	5.72	1.30	7,265	-	7,265
February 19, 2028(2)	5.72	2.30	471,452	-	471,452
January 19, 2034(3)	2.07	3.22	60,000	14,444	45,556
January 4, 2033(4)	2.05	7.18	8,000	2,667	5,333
January 23, 2033(4)	2.05	7.24	8,000	2,667	5,333
March 1, 2033(4)	2.05	7.34	8,000	3,000	5,000
April 2, 2033(4)	2.05	7.42	4,000	1,583	2,417
May 8, 2033(4)	2.05	7.52	4,000	1,667	2,333
June 11, 2033(4)	2.05	7.62	8,000	3,500	4,500
August 8, 2033(4)	2.05	7.78	4,000	1,917	2,083
November 13, 2033(4)	2.05	8.04	8,000	4,333	3,667
January 1, 2034(4)	2.05	8.18	12,000	7,000	5,000
February 1, 2034(4)	2.05	8.26	4,000	2,417	1,583
February 19, 2034(4)	2.05	8.31	8,000	4,833	3,167
August 2, 2034(4)	1.20	8.76	595,000	433,854	161,146
	5.32	4.51	1,664,367	483,882	1,180,485

(1)
Exercise price of US $4.10. The figure in the table above is translated at the October 31, 2025 rate.
(2)
Exercise price of US $1.48. The figure in the table above is translated at the October 31, 2025 rate.
(3)
Exercise price of US $1.47. The figure in the table above is translated at the October 31, 2025 rate.
(4)
Exercise price of US $0.86. The figure in the table above is translated at the October 31, 2025 rate.

Summary of Changes in Finder's Warrants	Details of the finder’s warrants outstanding as of October 31, 2025 are as follows:

	Number of warrants #	Weighted average exercise price $	Weighted average life remaining (years)
Balance, April 30, 2024	130,111	22.77	2.77
Issued	56,650	1.37	4.61
Balance, April 30, 2025	186,761	16.44	2.62
Balance, October 31, 2025	186,761	16.76	1.12

Details of Finder's Warrants Outstanding

Details of the finder's warrants outstanding as at October 31, 2025.

Expiry Date	Exercise price $	Remaining life (year)	Warrants outstanding
February 3, 2026(1)	23.45	0.26	130,111
December 8, 2028(2)	1.40	3.11	56,650

(1)
Exercise price of US $16.81. The figure in the table above is translated at the October 31, 2025 rate.
(2)
Exercise price of US $1.00. The figure in the table above is translated at the October 31, 2025 rate.

Summarizes Activity Related to RSUs

The following table summarizes the activity related to the Company's RSUs for the year ended April 30, 2025. For purposes of this table, vested RSUs represent the shares for which the service condition had been fulfilled as of October 31, 2025:

	Number of Restricted Stock Units #	Weighted average grant date fair value $
Balance, April 30, 2024	—	—
Granted	46,000	0.42
Balance, April 30, 2025	46,000	0.42
Granted	1,209,335	2.59
Exercised	(3,194)	0.42
Balance, October 31, 2025 (outstanding)	1,252,141	2.51
Unvested	(1,246,011)	2.52
Vested and outstanding, October 31, 2025	6,130	2.09